Accounts Receivables (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts Receivables
Accounts receivables	¥ 5,351,511	$ 765,256	¥ 34,550,465
Allowance for credit losses	(236)	(34)	(274,956)	$ (39,318)	¥ (205,489)
Accounts receivables, net	¥ 5,351,275	$ 765,222	¥ 34,275,509